Price Risk Management Assets And Liabilities (Fair Value Of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Asset Derivatives	$ 320	$ 215
Liability Derivatives	389	439
Designated as Hedging Instrument [Member]
Asset Derivatives	3	8
Liability Derivatives	(18)	(10)
Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	3	8
Liability Derivatives	(18)	(10)
Not Designated as Hedging Instrument [Member]
Asset Derivatives	317	207
Liability Derivatives	(371)	(429)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	227	110
Liability Derivatives	(209)	(116)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Asset Derivatives	43	40
Liability Derivatives	(48)	(44)
Not Designated as Hedging Instrument [Member] | Interest Rate Derivatives [Member]
Asset Derivatives	47	55
Liability Derivatives	(95)	(235)
Not Designated as Hedging Instrument [Member] | Embedded Derivatives [Member]
Asset Derivatives	0	0
Liability Derivatives	(19)	(25)
Current Assets Held For Sale [Member] | Not Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Asset Derivatives	0	1
Liability Derivatives	0	0
Non-Current Assets Held For Sale [Member] | Not Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Asset Derivatives	0	1
Liability Derivatives	0	0
Current Liabilities Held For Sale [Member] | Not Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Asset Derivatives	0	0
Liability Derivatives	0	(9)
Netting [Member]
Asset Derivatives	306	177
Liability Derivatives	356	255
Bi-lateral contracts [Member] | Netting [Member]
Asset Derivatives	42	28
Liability Derivatives	38	27
Broker cleared derivative contracts [Member] | Netting [Member]
Asset Derivatives	264	149
Liability Derivatives	$ 318	$ 228